EQUITY (Details Textual) - USD ($)			1 Months Ended						2 Months Ended	3 Months Ended		12 Months Ended		19 Months Ended
	Jun. 11, 2015	Oct. 03, 2014	Feb. 28, 2015	Feb. 24, 2015	Nov. 25, 2014	Sep. 22, 2014	Sep. 19, 2014	Apr. 22, 2014	Jun. 15, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 23, 2015	Apr. 14, 2015	Feb. 09, 2015	Jun. 11, 2014
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized										100,000,000		100,000,000	300,000,000
Proceeds from Issuance of Common Stock												$ 11,224,000	$ 17,340,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value												$ 1.22	$ 1.99
Share-based Compensation, Total										$ 133,000	$ 214,000	$ 625,000	$ 796,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total												600,000	1,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value												0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value												$ 830,000	846,000
Stock Issued During Period, Shares, New Issues												100,000		1,000,000
Sale of Stock, Price Per Share																$ 1.00
Prepaid Expense and Other Assets, Current										336,000		$ 411,000	49,000
Prepaid Expense												$ 346,000
Stock Issued During Period, Shares, Other												33,142
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition												3 years
$1M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value												$ 1,000,000
$15M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value										$ 15,000,000		15,000,000
$1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Payments of Stock Issuance Costs					$ 20,000
Proceeds from Issuance of Common Stock					$ 1,311,500
$1,331,500 Purchase Agreement [Member] | Affiliated Entity [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share					$ 1.37
Sale of Stock, Number of Shares Issued in Transaction					245,984
Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized															659,872
Sale of Stock, Consideration Received on Transaction												145,000
Proceeds from Issuance Initial Public Offering	$ 7,000,000
Employees [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total												305,000	421,000
Non Employees [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total												320,000	375,000
Common Stock [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			24,619
MB Technology Holdings LLC [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues				3,991,131
MB Technology Holdings LLC [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Other									144,130
Lincoln Park Capital Fund LLC [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues		175,000					175,000
Sale of Stock, Price Per Share							$ 1.98
Prepaid Expense and Other Assets, Current							$ 346,000
Common Stock Shares Purchase Percentage							200.00%
Common Stock Shares Trading Volume Percentage							30.00%
Sale of Stock, Number of Shares Issued in Transaction		4,782,906
Sale of Stock, Consideration Received Per Transaction		$ 15,000,000					$ 15,000,000					15,000,000
Prepaid Expense												294,000
Increase (Decrease) in Prepaid Expense												$ 52,000
Lincoln Park Capital Fund LLC [Member] | $1M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value						$ 1,000,000
Lincoln Park Capital Fund LLC [Member] | $15M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value							$ 15,000,000
Lincoln Park Capital Fund LLC [Member] | $1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					1,331,500
Lincoln Park Capital Fund LLC [Member] | Weighted Average [Member]
Class of Warrant or Right [Line Items]
Common Stock Shares Trading Volume Percentage							95.00%
Lincoln Park Capital Fund LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share					$ 1.25		$ 1.50
Stock Issued During Period, Shares, New Issues					500,000	500,000	100,000
Sale of Stock, Price Per Share						$ 2.00
Sale of Stock, Consideration Received on Transaction						$ 961,000
Lincoln Park Capital Fund LLC [Member] | Common Stock [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share							$ 1.50
Lincoln Park Capital Fund LLC [Member] | Common Stock [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues							$ 1,000,000
Lincoln Park Capital Fund LLC [Member] | Common Stock One [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share							$ 2.00
Lincoln Park Capital Fund LLC [Member] | Common Stock One [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues							150,000
Lincoln Park Capital Fund LLC [Member] | Common Stock Two [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share							$ 2.50
Lincoln Park Capital Fund LLC [Member] | Common Stock Two [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues							200,000
Lincoln Park Capital Fund LLC [Member] | Common Stock Three [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share							$ 3.00
Lincoln Park Capital Fund LLC [Member] | Common Stock Three [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues							250,000
Roth Capital Partners, LLC [Member] | Equity Distribution Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					10,000,000
Sale of Stock, Consideration Received Per Transaction													$ 1,000,000
Investor [Member] | $1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share					$ 1.25
Sale of Stock, Number of Shares Issued in Transaction					295,600
IPO [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues								5,265,000
Sale of Stock, Price Per Share								$ 1.90
Proceeds from Issuance Initial Public Offering								$ 8,816,000
IPO [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized																	100,000,000
IPO [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized																	300,000,000